Selling Expense	12 Months Ended
Dec. 31, 2019
Selling Expense [Abstract]
Selling Expense Disclosure
18. Selling expense

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Salaries and employment benefits	53,577	61,843	97,000
Advertising and marketing expenses (1)	36,215	21,606	47,927
Share-based compensation expenses	196	110	6,514
Rental and utilities expenses	9,404	5,263	5,323
Office expenses	2,704	2,132	3,658
Travelling expenses	1,474	1,655	1,927
Business development	247	466	471
Depreciation and amortizations	405	383	289
Others	758	1,155	1,556

Total	104,980	94,613	164,665

(1)	The cost of loyalty program for the year ended December 31, 2017, 2018 and 2019 are RMB 11,423 thousand, RMB 2,434 thousand and RMB 573 thousand respectively.